Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Parenthetical) (Detail) - Selling general and administrative expenses [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [Line Items]
Employee termination benefits	₩ 218,826	₩ 184,941
Expense related to the define contribution plan	₩ 58	₩ 111